UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-04760

DWS Advisor Funds

(Exact name of registrant as specified in charter)

One South Street

Baltimore, MD 21202

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 10/31/07

Date of reporting period: 07/31/07

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of July 31, 2007 (Unaudited)

DWS High Income Plus Fund

	Principal Amount ($) (a)	Value ($)

Corporate Bonds 95.1%
Consumer Discretionary 22.9%
AAC Group Holding Corp., 14.75%, 10/1/2012 (PIK)	564,544	575,835
Affinia Group, Inc., 9.0%, 11/30/2014	1,184,000	1,124,800
AMC Entertainment, Inc., 8.0%, 3/1/2014	1,743,000	1,590,487
American Achievement Corp., 8.25%, 4/1/2012	350,000	336,000
American Media Operations, Inc., Series B, 10.25%, 5/1/2009	460,000	418,600
Asbury Automotive Group, Inc.:
144A, 7.625%, 3/15/2017	830,000	763,600
8.0%, 3/15/2014	345,000	331,200
Ashtead Holdings PLC, 144A, 8.625%, 8/1/2015	565,000	559,350
Buffets, Inc., 12.5%, 11/1/2014	460,000	372,600

Burlington Coat Factory Warehouse Corp., 11.125%, 4/15/2014 (b)		700,000	626,500
Cablevision Systems Corp., Series B, 9.82% **, 4/1/2009		399,000	400,995
Caesars Entertainment, Inc., 8.875%, 9/15/2008		750,000	765,000
CanWest Mediaworks LP, 144A, 9.25%, 8/1/2015		575,000	557,750
Charter Communications Holdings II LLC:
10.25%, 9/15/2010		3,541,000	3,602,967
Series B, 10.25%, 9/15/2010		1,055,000	1,070,825
11.0%, 10/1/2015		3,318,000	3,318,000
Cirsa Capital Luxembourg, 144A, 7.875%, 7/15/2012	EUR	440,000	577,907
Claire's Stores, Inc., 144A, 9.25%, 6/1/2015		790,000	695,200
Cooper-Standard Automotive, Inc., 8.375%, 12/15/2014 (b)		842,000	732,540
CSC Holdings, Inc.:
7.25%, 7/15/2008		590,000	589,262
7.875%, 12/15/2007		1,920,000	1,920,000
Series B, 8.125%, 7/15/2009		300,000	299,250
Series B, 8.125%, 8/15/2009		215,000	214,463
Denny's Corp. Holdings, Inc., 10.0%, 10/1/2012		215,000	218,225
Dex Media East LLC/Financial, 12.125%, 11/15/2012		5,003,000	5,334,449
Dollar General Corp., 144A, 10.625%, 7/15/2015 (b)		685,000	606,225
Dollarama Group LP, 144A, 11.16% **, 8/15/2012		532,000	516,040
EchoStar DBS Corp.:
6.625%, 10/1/2014		973,000	904,890
7.125%, 2/1/2016		785,000	741,825
Fontainebleau Las Vegas Holdings LLC, 144A, 10.25%, 6/15/2015		960,000	828,000
Foot Locker, Inc., 8.5%, 1/15/2022		220,000	213,400
French Lick Resorts & Casinos, 144A, 10.75%, 4/15/2014		2,505,000	1,878,750
General Motors Corp.:
7.2%, 1/15/2011		1,690,000	1,521,000
7.4%, 9/1/2025		625,000	459,375
8.375%, 7/15/2033		770,000	633,325
Golden Nugget, 8.57%**, 6/16/2014		185,000	173,438
Goodyear Tire & Rubber Co., 11.25%, 3/1/2011		3,915,000	4,198,837
Great Canadian Gaming Corp., 144A, 7.25%, 2/15/2015		690,000	662,400
Group 1 Automotive, Inc., 8.25%, 8/15/2013		345,000	346,725
Hanesbrands, Inc., Series B, 8.784% **, 12/15/2014		1,045,000	1,024,100
Hertz Corp.:
8.875%, 1/1/2014		1,635,000	1,635,000
10.5%, 1/1/2016		360,000	372,600
ION Media Networks, Inc., 144A, 11.61% **, 1/15/2013		660,000	666,600
Isle of Capri Casinos, Inc., 7.0%, 3/1/2014		2,345,000	2,113,431
Jacobs Entertainment, Inc., 9.75%, 6/15/2014		1,245,000	1,251,225
Jarden Corp., 7.5%, 5/1/2017		570,000	513,000
Kabel Deutschland GmbH, 10.625%, 7/1/2014		345,000	357,075
Liberty Media LLC:
5.7%, 5/15/2013		150,000	136,906
8.25%, 2/1/2030		850,000	810,414
8.5%, 7/15/2029		1,135,000	1,120,927
Majestic Star Casino LLC, 9.5%, 10/15/2010		130,000	131,300
Mediacom Broadband LLC, 8.5%, 10/15/2015		50,000	47,750
MediMedia USA, Inc., 144A, 11.375%, 11/15/2014		345,000	362,250
Metaldyne Corp.:
10.0%, 11/1/2013		520,000	509,600
11.0%, 6/15/2012		235,000	219,138
MGM MIRAGE:
6.75%, 9/1/2012		290,000	271,150
8.375%, 2/1/2011		600,000	607,500

Michaels Stores, Inc., 144A, 10.0%, 11/1/2014 (b)		1,025,000	994,250
MTR Gaming Group, Inc., Series B, 9.75%, 4/1/2010		1,135,000	1,163,375
Norcraft Holdings/Capital, Step-up Coupon, 0% to 9/1/2008, 9.75% to 9/1/2012		1,830,000	1,573,800
OSI Restaurant Partners, Inc., 144A, 10.0%, 6/15/2015 (b)		790,000	687,300
Penske Automotive Group, Inc., 7.75%, 12/15/2016		1,730,000	1,660,800
Pinnacle Entertainment, Inc., 8.75%, 10/1/2013		729,000	754,515
Premier Entertainment Biloxi LLC/Finance, 10.75%, 2/1/2012		4,120,000	4,243,600
PRIMEDIA, Inc., 8.875%, 5/15/2011		741,000	762,304
Quebecor World, Inc., 144A, 9.75%, 1/15/2015		565,000	542,400
Quiksilver, Inc., 6.875%, 4/15/2015		915,000	809,775
Reader's Digest Association, Inc., 144A, 9.0%, 2/15/2017		500,000	427,500
Sabre Holdings Corp., 8.35%, 3/15/2016		625,000	518,750
Sbarro, Inc., 10.375%, 2/1/2015		400,000	350,000
Seminole Hard Rock Entertainment, Inc., 144A, 7.86% **, 3/15/2014		820,000	803,600
Shingle Springs Tribal Gaming Authority, 144A, 9.375%, 6/15/2015 (b)		565,000	528,275
Simmons Co.:
Step-up Coupon, 0% to 12/15/2009, 10.0% to 12/15/2014		2,225,000	1,691,000
7.875%, 1/15/2014		450,000	420,750
Sinclair Broadcast Group, Inc., 8.0%, 3/15/2012		351,000	351,000
Sirius Satellite Radio, Inc., 9.625%, 8/1/2013		1,030,000	983,650
Six Flags, Inc., 9.75%, 4/15/2013		320,000	262,400
Sonic Automotive, Inc., Series B, 8.625%, 8/15/2013		680,000	674,900
Station Casinos, Inc., 6.5%, 2/1/2014		900,000	762,750
Telenet Group Holding NV, 144A, Step-up Coupon, 0% to 12/15/2008, 11.5% to 6/15/2014		3,438,000	3,300,480
The Bon-Ton Department Stores, Inc., 10.25%, 3/15/2014		685,000	616,500
The Toy Bank, 9.61% **, 7/1/2012		1,000,000	991,500
Toys "R" Us, Inc., 7.375%, 10/15/2018		570,000	430,350
Travelport LLC:
9.875%, 9/1/2014		280,000	284,200
9.985% **, 9/1/2014		520,000	526,500
11.875%, 9/1/2016		280,000	282,800
Trump Entertainment Resorts, Inc., 8.5%, 6/1/2015		1,515,000	1,276,387
TRW Automotive, Inc., 144A, 7.0%, 3/15/2014		385,000	359,975
United Components, Inc., 9.375%, 6/15/2013		110,000	111,650
Unity Media GmbH, 144A, 10.375%, 2/15/2015		430,000	417,100
Univision Communications, Inc., 144A, 9.75%, 3/15/2015 (PIK) (b)		2,655,000	2,416,050
UPC Holding BV, 144A, 7.75%, 1/15/2014	EUR	220,000	279,171
Vitro SAB de CV:
144A, 8.625%, 2/1/2012		445,000	431,650
144A, 9.125%, 2/1/2017		905,000	868,800
Series A, 11.75%, 11/1/2013		260,000	280,800
Wheeling Island Gaming, Inc., 10.125%, 12/15/2009		452,000	457,650
XM Satellite Radio, Inc., 9.75%, 5/1/2014 (b)		1,350,000	1,309,500
Young Broadcasting, Inc., 8.75%, 1/15/2014		3,262,000	2,756,390

			91,194,148
Consumer Staples 3.6%
Alliance One International, Inc., 144A, 8.5%, 5/15/2012		355,000	349,675
Cerveceria Nacional Dominicana, 144A, 8.0%, 3/27/2014		280,000	277,200
Constellation Brands, Inc., 144A, 7.25%, 5/15/2017		570,000	532,950
Del Laboratories, Inc., 8.0%, 2/1/2012		600,000	537,000
Delhaize America, Inc.:
8.05%, 4/15/2027		185,000	195,235
9.0%, 4/15/2031		1,542,000	1,703,332
General Nutrition Centers, Inc., 144A, 9.796% **, 3/15/2014 (PIK) (b)		800,000	744,000

Harry & David Holdings, Inc., 10.36% **, 3/1/2012		730,000	693,500
North Atlantic Trading Co., 144A, 10.0%, 3/1/2012		2,684,000	2,657,160
Pilgrim's Pride Corp., 7.625%, 5/1/2015		285,000	275,025
Rite Aid Corp.:
7.5%, 3/1/2017		1,160,000	1,064,300
144A, 9.5%, 6/15/2017		565,000	500,025
Smithfield Foods, Inc., 7.75%, 7/1/2017		790,000	762,350
Tereos Europe SA, 144A, 6.375%, 4/15/2014	EUR	350,000	459,698
Viskase Cos., Inc., 11.5%, 6/15/2011		3,445,000	3,445,000

			14,196,450
Energy 8.3%
Belden & Blake Corp., 8.75%, 7/15/2012		3,014,000	3,014,000
Chaparral Energy, Inc., 8.5%, 12/1/2015		820,000	735,950
Chesapeake Energy Corp.:
6.25%, 1/15/2018		435,000	392,588
6.875%, 1/15/2016		2,159,000	2,056,447
7.75%, 1/15/2015		325,000	328,250
Cimarex Energy Co., 7.125%, 5/1/2017		565,000	533,925
Complete Production Services, Inc., 8.0%, 12/15/2016		1,040,000	998,400
Delta Petroleum Corp., 7.0%, 4/1/2015		1,515,000	1,295,325
Denbury Resources, Inc., 7.5%, 12/15/2015		220,000	211,200
Dynegy Holdings, Inc.:
6.875%, 4/1/2011		230,000	218,500
144A, 7.75%, 6/1/2019		1,130,000	977,450
8.375%, 5/1/2016		1,265,000	1,176,450
Energy Partners Ltd., 144A, 9.75%, 4/15/2014		450,000	427,500
Frontier Oil Corp., 6.625%, 10/1/2011		490,000	475,300
Mariner Energy, Inc., 8.0%, 5/15/2017		450,000	423,000
OPTI Canada, Inc.:
144A, 7.875%, 12/15/2014		875,000	857,500
144A, 8.25%, 12/15/2014		695,000	695,000
Plains Exploration & Production Co., 7.0%, 3/15/2017		340,000	303,450
Quicksilver Resources, Inc., 7.125%, 4/1/2016		430,000	398,825
Reliant Energy, Inc., 7.875%, 6/15/2017		1,125,000	1,068,750
Sabine Pass LNG LP:
144A, 7.25%, 11/30/2013		170,000	162,350
144A, 7.5%, 11/30/2016		1,895,000	1,800,250
Secunda International Ltd., 13.36% **, 9/1/2012		920,000	938,400
Seitel, Inc., 144A, 9.75%, 2/15/2014		295,000	275,825
Stone Energy Corp.:
6.75%, 12/15/2014		2,005,000	1,814,525
144A, 9.11% **, 7/15/2010		1,960,000	1,955,100
Tennessee Gas Pipeline Co., 7.625%, 4/1/2037		570,000	623,650
Tesoro Corp., 144A, 6.5%, 6/1/2017		900,000	850,500
VeraSun Energy Corp., 144A, 9.375%, 6/1/2017		445,000	404,950
Whiting Petroleum Corp.:
7.0%, 2/1/2014		670,000	626,450
7.25%, 5/1/2012		430,000	406,350
7.25%, 5/1/2013		225,000	210,375
Williams Companies, Inc.:
8.125%, 3/15/2012		2,110,000	2,183,850
8.75%, 3/15/2032		3,337,000	3,687,385
Williams Partners LP, 7.25%, 2/1/2017		580,000	562,600

			33,090,370

Financials 14.7%
Algoma Acquistion Corp., 144A, 9.875%, 6/15/2015		1,705,000	1,611,225
Ashton Woods USA LLC, 9.5%, 10/1/2015		1,765,000	1,464,950
Buffalo Thunder Development Authority, 144A, 9.375%, 12/15/2014		345,000	320,850
CEVA Group PLC:
144A, 8.5%, 12/1/2014	EUR	565,000	703,434
144A, 10.0%, 12/1/2016	EUR	335,000	417,081
Conproca SA de CV, Series REG S, 12.0%, 6/16/2010		2,970,000	3,267,000
E*TRADE Financial Corp.:
7.375%, 9/15/2013		600,000	603,000
7.875%, 12/1/2015		460,000	473,800
8.0%, 6/15/2011		1,077,000	1,098,540
Eaton Vance Corp., CDO II, Series C-X, 13.68%, 7/15/2012 *		2,654,531	0
Ford Motor Credit Co. LLC:
7.25%, 10/25/2011		4,400,000	4,021,578
7.375%, 10/28/2009		8,215,000	7,930,892
7.8%, 6/1/2012		560,000	533,177
7.875%, 6/15/2010		2,170,000	2,075,130
8.11% **, 1/13/2012		540,000	515,615
GMAC LLC:
6.875%, 9/15/2011		9,270,000	8,620,164
8.0%, 11/1/2031		2,980,000	2,798,461
Hawker Beechcraft Acquisition Co., LLC:
144A, 8.5%, 4/1/2015		910,000	910,000
144A, 8.875%, 4/1/2015 (PIK)		1,065,000	1,054,350
144A, 9.75%, 4/1/2017		845,000	836,550
Hexion US Finance Corp., 9.75%, 11/15/2014		685,000	732,950
Hub International Holdings, Inc., 144A, 9.0%, 12/15/2014		450,000	405,000
Idearc, Inc., 8.0%, 11/15/2016		3,435,000	3,254,662
Inmarsat Finance PLC, Step-up Coupon, 0% to 11/15/2008, 10.375% to 11/15/2012		660,000	613,800
iPayment, Inc., 9.75%, 5/15/2014		645,000	615,975
K&F Acquisition, Inc., 7.75%, 11/15/2014		230,000	247,250
KAR Holdings, Inc.:
144A, 8.75%, 5/1/2014		630,000	567,000
144A, 10.0%, 5/1/2015		800,000	704,000
Local TV Finance LLC, 144A, 9.25%, 6/15/2015 (PIK)		570,000	541,500
New ASAT (Finance) Ltd., 9.25%, 2/1/2011		700,000	574,000
Petroplus Finance Ltd.:
144A, 6.75%, 5/1/2014		585,000	533,813
144A, 7.0%, 5/1/2017		550,000	501,875
Pinnacle Foods Finance LLC, 144A, 9.25%, 4/1/2015		455,000	414,050
Realogy Corp., 144A, 12.375%, 4/15/2015 (b)		455,000	381,063
Sally Holdings LLC, 144A, 9.25%, 11/15/2014		685,000	643,900
Triad Acquisition Corp., Series B, 11.125%, 5/1/2013		950,000	893,000
U.S.I. Holdings Corp.:
144A, 9.23% **, 11/15/2014		345,000	327,750
144A, 9.75%, 5/15/2015		455,000	432,250
UCI Holdco, Inc., 144A, 12.36% **, 12/15/2013 (PIK)		736,781	733,097
Universal City Development Partners, 11.75%, 4/1/2010		2,780,000	2,919,000
Wimar Opco LLC, 144A, 9.625%, 12/15/2014		2,980,000	2,503,200
Yankee Acquisition Corp.:
Series B, 8.5%, 2/15/2015		470,000	432,400
Series B, 9.75%, 2/15/2017 (b)		340,000	302,600

			58,529,932
Health Care 4.4%
Advanced Medical Optics, Inc., 7.5%, 5/1/2017		345,000	313,950

Community Health Systems, Inc., 144A, 8.875%, 7/15/2015	4,240,000	4,118,100
HCA, Inc.:
6.5%, 2/15/2016	1,180,000	908,600
144A, 9.125%, 11/15/2014	895,000	883,812
144A, 9.25%, 11/15/2016	2,075,000	2,059,437
HEALTHSOUTH Corp.:
10.75%, 6/15/2016	1,100,000	1,111,000
11.409% **, 6/15/2014	210,000	212,100
Iasis Healthcare LLC:
5.25%, 6/15/2014	513,258	485,029
8.75%, 6/15/2014	230,000	220,800
Omnicare, Inc., 6.125%, 6/1/2013	225,000	201,938
Psychiatric Solutions, Inc., 144A, 7.75%, 7/15/2015	565,000	536,750
PTS Acquisition Corp., 144A, 9.5%, 4/15/2015 (PIK)	350,000	313,250
Sun Healthcare Group, Inc., 144A, 9.125%, 4/15/2015	570,000	570,000
Surgical Care Affiliates, Inc., 144A, 8.875%, 7/15/2015 (PIK)	685,000	650,750
Tenet Healthcare Corp., 9.25%, 2/1/2015 (b)	2,102,000	1,797,210
The Cooper Companies, Inc., 7.125%, 2/15/2015	1,145,000	1,102,062
Universal Hospital Services, Inc., 144A, 8.5%, 6/1/2015 (PIK)	395,000	356,488
Vanguard Health Holding Co. II, LLC, 9.0%, 10/1/2014	1,785,000	1,660,050

		17,501,326
Industrials 12.3%
Actuant Corp., 144A, 6.875%, 6/15/2017	450,000	427,500
Aleris International, Inc., 144A, 9.0%, 12/15/2014 (PIK)	800,000	748,000
Alion Science and Technology, 10.25%, 2/1/2015	465,000	446,400
Allied Security Escrow Corp., 11.375%, 7/15/2011	950,000	940,500
Allied Waste North America, Inc., Series B, 9.25%, 9/1/2012	2,153,000	2,236,429
American Color Graphics, Inc., 10.0%, 6/15/2010	1,055,000	822,900
American Railcar Industries, Inc., 7.5%, 3/1/2014	640,000	624,000
ARAMARK Corp.:
144A, 8.5%, 2/1/2015	915,000	862,387
144A, 8.86% **, 2/1/2015	785,000	730,050
Baldor Electric Co., 8.625%, 2/15/2017	570,000	584,250
Belden, Inc., 144A, 7.0%, 3/15/2017	585,000	552,825
Bombardier, Inc.:
144A, 6.3%, 5/1/2014	605,000	550,550
144A, 6.75%, 5/1/2012	100,000	95,000
144A, 8.0%, 11/15/2014	370,000	366,300
Bristow Group, Inc., 144A, 7.5%, 9/15/2017	675,000	668,250
Browning-Ferris Industries, Inc., 7.4%, 9/15/2035	1,862,000	1,713,040
Building Materials Corp. of America, 7.75%, 8/1/2014	785,000	698,650
Cenveo Corp., 7.875%, 12/1/2013	1,457,000	1,376,865
Congoleum Corp., 8.625%, 8/1/2008 *	1,188,000	997,920
DRS Technologies, Inc.:
6.625%, 2/1/2016	295,000	280,250
6.875%, 11/1/2013	1,625,000	1,560,000
7.625%, 2/1/2018	1,940,000	1,862,400
Education Management LLC, 8.75%, 6/1/2014	550,000	547,250
Esco Corp.:
144A, 8.625%, 12/15/2013	1,130,000	1,107,400
144A, 9.235% **, 12/15/2013	560,000	539,000
General Cable Corp.:
7.125%, 4/1/2017	590,000	572,300
7.735% **, 4/1/2015	875,000	853,125
Great Lakes Dredge & Dock Co., 7.75%, 12/15/2013	450,000	430,312
Harland Clarke Holdings Corp., 9.5%, 5/15/2015	565,000	516,975

Iron Mountain, Inc., 8.75%, 7/15/2018		415,000	409,813
K. Hovnanian Enterprises, Inc.:
6.25%, 1/15/2016		1,930,000	1,466,800
8.875%, 4/1/2012		2,135,000	1,750,700
Kansas City Southern de Mexico SA de CV:
144A, 7.375%, 6/1/2014		450,000	436,500
144A, 7.625%, 12/1/2013		1,520,000	1,520,000
9.375%, 5/1/2012		1,360,000	1,434,800
Kansas City Southern Railway Co.:
7.5%, 6/15/2009		400,000	394,000
9.5%, 10/1/2008		3,889,000	3,991,086
Mobile Services Group, Inc., 144A, 9.75%, 8/1/2014		1,050,000	1,102,500
Navios Maritime Holdings, Inc., 144A, 9.5%, 12/15/2014		920,000	933,800
Panolam Industries International, Inc., 144A, 10.75%, 10/1/2013		345,000	334,650
R.H. Donnelly, Inc., 10.875%, 12/15/2012		2,312,000	2,439,160
Rail America, Inc., 7.6%, 10/2/2008		860,000	851,400
Rainbow National Services LLC, 144A, 10.375%, 9/1/2014		205,000	223,450
RBS Global & Rexnord Corp., 9.5%, 8/1/2014		515,000	496,975
Riverdeep Bank, 11.55% **, 12/15/2007		685,497	671,787
Saint Acquisition Corp., 144A, 12.5%, 5/15/2017		455,000	323,050
Ship Finance International Ltd., 8.5%, 12/15/2013		542,000	551,485
Terex Corp., 7.375%, 1/15/2014		310,000	303,800
Titan International, Inc., 8.0%, 1/15/2012		1,720,000	1,754,400
TransDigm, Inc., 144A, 7.75%, 7/15/2014		345,000	338,100
Tribune Co., 7.86%, 5/24/2014 (e)		1,130,000	1,019,831
U.S. Concrete, Inc., 8.375%, 4/1/2014		630,000	604,800
United Rentals North America, Inc., 7.0%, 2/15/2014 (b)		1,160,000	1,180,300
Wesco Aircraft, 7.6%, 9/29/2013		247,708	241,903
Xerox Capital Trust I, 8.0%, 2/1/2027		430,000	433,129

			48,919,047
Information Technology 3.1%
Freescale Semiconductor, Inc., 144A, 8.875%, 12/15/2014		565,000	515,563
L-3 Communications Corp.:
5.875%, 1/15/2015		1,905,000	1,733,550
Series B, 6.375%, 10/15/2015		885,000	814,200
Lucent Technologies, Inc., 6.45%, 3/15/2029		3,634,000	3,107,070
MasTec, Inc., 7.625%, 2/1/2017		805,000	792,925
Sanmina-SCI Corp.:
144A, 8.11% **, 6/15/2010		470,000	462,950
8.125%, 3/1/2016 (b)		795,000	703,575
Seagate Technology HDD Holdings, 6.8%, 10/1/2016		1,080,000	1,004,400
SunGard Data Systems, Inc., 10.25%, 8/15/2015		2,050,000	2,050,000
Unisys Corp., 7.875%, 4/1/2008		545,000	539,550
Vangent, Inc., 144A, 9.625%, 2/15/2015		455,000	429,975

			12,153,758
Materials 11.6%
Appleton Papers, Inc., Series B, 8.125%, 6/15/2011		325,000	331,500
ARCO Chemical Co., 9.8%, 2/1/2020		5,477,000	5,641,310
Associated Materials, Inc., Step-up Coupon, 0% to 3/1/2009, 11.25% to 3/1/2014		1,135,000	698,025
Cascades, Inc., 7.25%, 2/15/2013		1,716,000	1,604,460
Chemtura Corp., 6.875%, 6/1/2016		1,080,000	996,300
Clondalkin Acquisition BV:
144A, 6.147% **, 12/15/2013	EUR	90,000	124,057
144A, 7.359% **, 12/15/2013		205,000	191,675
CPG International I, Inc.:

10.5%, 7/1/2013		1,625,000	1,576,250
12.13% **, 7/1/2012		365,000	370,475
Equistar Chemical Funding LP, 10.625%, 5/1/2011		754,000	787,930
Exopack Holding Corp., 11.25%, 2/1/2014		1,875,000	1,912,500
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 4/1/2017		905,000	950,250
GEO Specialty Chemicals, Inc., 144A, 13.86% **, 12/31/2009 (f)		3,005,000	2,479,125
Georgia-Pacific Corp., 144A, 7.125%, 1/15/2017		405,000	372,600
Gibraltar Industries, Inc., Series B, 8.0%, 12/1/2015		570,000	541,500
Hexcel Corp., 6.75%, 2/1/2015		2,370,000	2,251,500
Huntsman LLC, 11.625%, 10/15/2010		2,810,000	2,985,625
Ineos Group Holdings PLC, 144A, 7.875%, 2/15/2016	EUR	450,000	537,939
International Coal Group, Inc., 10.25%, 7/15/2014		555,000	482,850
Jefferson Smurfit Corp., 8.25%, 10/1/2012		285,000	274,313
Koppers Holdings, Inc., Step-up Coupon, 0% to 11/15/2009, 9.875% to 11/15/2014		1,575,000	1,326,937
Lyondell Chemical Co.:
6.875%, 6/15/2017 (b)		2,805,000	2,945,250
10.5%, 6/1/2013		365,000	394,200
MacDermid, Inc., 144A, 9.5%, 4/15/2017		565,000	514,150
Massey Energy Co.:
6.625%, 11/15/2010		185,000	172,513
6.875%, 12/15/2013		1,260,000	1,110,375
Metals USA Holdings Corp.:
144A, 11.36% **, 1/15/2012 (PIK)		700,000	700,000
144A, 11.36% **, 7/1/2012 (PIK)		805,000	724,500
Millar Western Forest Products Ltd., 7.75%, 11/15/2013		565,000	471,775
Momentive Performance Materials, Inc., 144A, 9.75%, 12/1/2014		680,000	652,800
Mueller Water Products, Inc., 144A, 7.375%, 6/1/2017		560,000	523,600
Neenah Foundry Co., 9.5%, 1/1/2017		560,000	498,400
NewMarket Corp., 7.125%, 12/15/2016		1,390,000	1,337,875
OI European Group BV, 144A, 6.875%, 3/31/2017	EUR	680,000	883,825
Oxford Automotive, Inc., 144A, 12.0%, 10/15/2010 *		1,733,366	26,000
Pliant Corp., 11.625%, 6/15/2009 (PIK)		5	5
Radnor Holdings Corp., 11.0%, 3/15/2010 *		290,000	363
Rhodia SA, 144A, 6.959% **, 10/15/2013	EUR	705,000	972,986
Smurfit-Stone Container Enterprises, Inc.:
8.0%, 3/15/2017		1,145,000	1,070,575
8.375%, 7/1/2012		565,000	526,862
Steel Dynamics, Inc., 144A, 6.75%, 4/1/2015		900,000	855,000
Terra Capital, Inc., Series B, 7.0%, 2/1/2017		1,900,000	1,795,500
The Mosaic Co., 144A, 7.375%, 12/1/2014		1,030,000	1,024,850
TriMas Corp., 9.875%, 6/15/2012		1,206,000	1,199,970
Witco Corp., 6.875%, 2/1/2026		490,000	406,700
Wolverine Tube, Inc., 10.5%, 4/1/2009		980,000	960,400

			46,205,595
Telecommunication Services 7.8%
American Cellular Corp., Series B, 10.0%, 8/1/2011		140,000	145,775
BCM Ireland, Preferred, 144A, 10.814%, 2/15/2017 (PIK)	EUR	580,105	775,706
Cell C Property Ltd., 144A, 11.0%, 7/1/2015		2,170,000	1,915,025
Centennial Communications Corp.:
10.0%, 1/1/2013		1,360,000	1,421,200
10.125%, 6/15/2013		450,000	471,938
Cincinnati Bell, Inc.:
7.25%, 7/15/2013		2,319,000	2,284,215
8.375%, 1/15/2014		658,000	625,100
Cricket Communications, Inc., 144A, 9.375%, 11/1/2014		1,685,000	1,661,831

Dobson Cellular Systems, 9.875%, 11/1/2012	890,000	951,187
Embratel, Series B, 11.0%, 12/15/2008	244,000	258,030
Grupo Iusacell SA de CV, Series B, 10.0%, 7/15/2004 *	279,000	279,000
Insight Midwest LP, 9.75%, 10/1/2009	275,000	274,313
Intelsat Bermuda Ltd.:
8.886% **, 1/15/2015	110,000	110,550
9.25%, 6/15/2016	335,000	341,700
11.25%, 6/15/2016	1,060,000	1,107,700
Intelsat Corp., 9.0%, 6/15/2016	390,000	390,975
Intelsat Ltd., 5.25%, 11/1/2008	445,000	433,875
Intelsat Subsidiary Holding Co., Ltd., 8.25%, 1/15/2013	1,195,000	1,189,025
iPCS, Inc., 144A, 7.485% **, 5/1/2013	280,000	270,200
MetroPCS Wireless, Inc., 144A, 9.25%, 11/1/2014	1,760,000	1,724,800
Millicom International Cellular SA, 10.0%, 12/1/2013	910,000	962,325
Nextel Communications, Inc., Series D, 7.375%, 8/1/2015	3,205,000	3,108,850
Nortel Networks Ltd.:
144A, 9.61% **, 7/15/2011	1,055,000	1,068,187
144A, 10.125%, 7/15/2013	1,000,000	1,035,000
144A, 10.75%, 7/15/2016	820,000	856,900
Orascom Telecom Finance, 144A, 7.875%, 2/8/2014	420,000	378,000
Qwest Corp., 7.25%, 9/15/2025	200,000	185,500
Rural Cellular Corp., 9.875%, 2/1/2010	1,000,000	1,037,500
Stratos Global Corp., 9.875%, 2/15/2013	450,000	465,750
SunCom Wireless Holdings, Inc., 8.5%, 6/1/2013 (b)	1,242,000	1,248,210
US Unwired, Inc., Series B, 10.0%, 6/15/2012	1,249,000	1,351,038
Virgin Media Finance PLC, 8.75%, 4/15/2014	1,975,000	1,975,000
West Corp., 9.5%, 10/15/2014	675,000	658,125

		30,962,530
Utilities 6.4%
AES Corp., 144A, 8.75%, 5/15/2013	5,583,000	5,876,108
Allegheny Energy Supply Co., LLC, 144A, 8.25%, 4/15/2012	4,374,000	4,581,765
CMS Energy Corp., 8.5%, 4/15/2011	2,680,000	2,823,361
Edison Mission Energy, 144A, 7.0%, 5/15/2017	1,015,000	916,038
Mirant Americas Generation LLC, 8.3%, 5/1/2011	465,000	455,700
Mirant North America LLC, 7.375%, 12/31/2013	420,000	417,900
NRG Energy, Inc.:
7.25%, 2/1/2014	1,815,000	1,751,475
7.375%, 2/1/2016	3,780,000	3,647,700
PSE&G Energy Holdings LLC, 10.0%, 10/1/2009	2,245,000	2,406,844
Regency Energy Partners LP, 144A, 8.375%, 12/15/2013	1,215,000	1,251,450
Sierra Pacific Resources:
6.75%, 8/15/2017	1,345,000	1,253,743
8.625%, 3/15/2014	249,000	260,530

		25,642,614

Total Corporate Bonds (Cost $394,572,918)		378,395,770
Loan Participation 0.3%
Advanced Medical Optics, Inc., LIBOR plus 1.75%, 6.995%**, 4/2/2014	340,000	334,263
Alliance Mortgage Cycle Loan, LIBOR plus 7.25%, 12.495% **, 6/4/2010*	700,000	70,000
Longview Power:
Demand Draw, 7.55% **, 4/1/2014	130,000	122,200
Letter of Credit, 7.625% **, 4/1/2014	35,000	32,900
Term Loan B, 7.625% **, 4/1/2014	110,000	103,400
Sabre, Inc., LIBOR plus 2.25%, 7.495%**, 9/30/2014	565,000	520,930

Total Loan Participation (Cost $1,890,594)		1,183,693

						Shares	Value ($)

	Warrants 0.0%
DeCrane Aircraft Holdings, Inc., 144A, Expiration 9/30/2008*						1,230	0
Dayton Superior Corp., 144A, Expiration 6/15/2009*						648	0

Total Warrants (Cost $11,461)							0
						Units	Value ($)

	Other Investments 0.5%
Hercules, Inc., (Bond Unit), 6.5%, 6/30/2029						1,219,000	1,060,530
IdleAire Technologies Corp. (Bond Unit), 144A, Step-up Coupon, 0% to 6/15/2008, 13.0% to 12/15/2012						1,935,000	1,102,950

Total Other Investments (Cost $2,664,890)							2,163,480
						Shares	Value ($)

	Common Stocks 0.0%
GEO Specialty Chemicals, Inc.*						18,710	15,903
GEO Specialty Chemicals, Inc. 144A*						1,703	1,448

Total Common Stocks (Cost $215,108)							17,351
	Convertible Preferred Stock 0.1%
Consumer Discretionary
ION Media Networks, Inc. :
144A, 9.75%, (PIK)						69	319,143
Series AI, 144A, 9.75%, (PIK)						8	37,200

Total Convertible Preferred Stocks (Cost $525,276)							356,343
	Securities Lending Collateral 3.0%
Daily Assets Fund Institutional, 5.36% (c) (d) (Cost $11,955,780)						11,955,780	11,955,780
	Cash Equivalents 0.6%
Cash Management QP Trust, 5.35% (c) (Cost $2,484,164)						2,484,164	2,484,164
						% of Net Assets	Value ($)

Total Investment Portfolio (Cost $414,320,190)						99.6	396,556,581
Other Assets and Liabilities, Net						0.4	1,459,056

Net Assets						100.0	398,015,637

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*

Non-income producing security. In the case of a bond, generally denotes that the issuer has defaulted on the payment of principal or the interest or has filed for bankruptcy. The following table represents bonds that are in default:

	Securities	Coupon	Maturity Date	Principal Amount		Acquisition Cost ($)	Value ($)
	Alliance Mortgage Cycle Loan	12.495%	6/4/2010	700,000 USD		456,250	70,000
	Congoleum Corp.	8.625%	8/1/2008	1,188,000	USD	1,105,087	997,920
	Eaton Vance Corp., CDO II	13.68%	7/15/2012	2,654,531	USD	2,037,287	0
	Grupo Iusacell SA de CV	10.0%	7/15/2004	279,000	USD	193,815	279,000
	Oxford Automotive, Inc.	12.0%	10/15/2010	1,733,366	USD	150,622	26,000

Radnor Holdings Corp.	11.0%	3/15/2010	290,000	USD	200,409	363
4,143,470	1,373,283
**

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of July 31, 2007.

(a)	Principal amount stated in US dollars unless otherwise noted.
(b)

All or a portion of these securities were on loan amounting to $11,757,828. In addition included in other assets and liabilities is a pending sale, amounting to $92,000 that is also on loan. The value of all securities loaned at July 31, 2007 amounted to $11,849,828 which is 3.0% of net assets.

(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending..
(e)	Delayed delivery.
(f)	Security has a deferred interest payment of $93,496 from April 1, 2006.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

CDO: Collateralized Debt Obligation
LIBOR: Represents the London InterBank Offered Rate.
PIK: Denotes that all or a portion of the income is paid in kind.
As of July 31, 2007, the Fund had the following open forward foreign currency exchange contracts:
Settlement	Unrealized
Contracts to Deliver	In Exchange For	Date	Depreciation ($)
USD	1,320,558	EUR	955,000	8/15/2007	(13,240)
EUR	5,308,800	USD	7,238,554	8/15/2007	(28,766)
Total unrealized depreciation	(42,006)

Currency Abbreviations
EUR	Euro	USD	US Dollars

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last half-year (the registrant’s second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS High Income Plus Fund, a series of DWS Advisor Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	September 14, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS High Income Plus Fund, a series of DWS Advisor Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	September 14, 2007

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        September 14, 2007